Additional Information - Summary of Results from Operation from Oil and Gas Production Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure In Tabular Form Of Results Of Operation From Oil And Gas Production Activities [Line Items]
Oil and gas revenue	$ 14,028	$ 5,624	$ 3,339
Production costs	(1,630)	(504)	(550)
Exploration expenses	(460)	(54)	(67)
Depreciation, depletion, amortisation and valuation provision	(1,936)	(769)	(6,970)
Production taxes	(445)	(218)	(82)
Accretion expense	(108)	(24)	(28)
Income taxes	(2,858)	(1,312)	948
Royalty-related taxes	(501)
Results of oil and gas producing activities	6,090	2,743	(3,410)
Australia [member]
Disclosure In Tabular Form Of Results Of Operation From Oil And Gas Production Activities [Line Items]
Oil and gas revenue	12,453	5,624	3,339
Production costs	(1,277)	(504)	(550)
Exploration expenses	(20)	(6)	(8)
Depreciation, depletion, amortisation and valuation provision	(1,476)	(501)	(5,833)
Production taxes	(429)	(218)	(82)
Accretion expense	(85)	(23)	(27)
Income taxes	(2,707)	(1,312)	948
Royalty-related taxes	(501)
Results of oil and gas producing activities	5,958	3,060	(2,213)
International [member]
Disclosure In Tabular Form Of Results Of Operation From Oil And Gas Production Activities [Line Items]
Oil and gas revenue	1,575
Production costs	(353)
Exploration expenses	(440)	(48)	(59)
Depreciation, depletion, amortisation and valuation provision	(460)	(268)	(1,137)
Production taxes	(16)
Accretion expense	(23)	(1)	(1)
Income taxes	(151)
Royalty-related taxes	0
Results of oil and gas producing activities	$ 132	$ (317)	$ (1,197)